Document and Entity Information	12 Months Ended
Dec. 31, 2019
Cover [Abstract]
Entity Registrant Name	STANDARD DIVERSIFIED INC.
Entity Central Index Key	0000911649
Entity Emerging Growth Company	false
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2019